Note 29 - Related Party Transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
	$ 142,374	$ 66,277	$ 125,846
	314,943	152,256	390,391
	104,839	96,522
Associates [member]
Statement Line Items [Line Items]
Sales of goods to related parties	32,362	21,174	24,019
Sales of services to related parties	11,637	9,542	10,154
Purchases of goods to related parties	234,361	67,048	260,280
Purchases of services to related parties	12,077	11,528	16,153
Receivables from related parties	117,853	117,187
Payables to related parties	(49,354)	(21,314)
Other related parties [member]
Statement Line Items [Line Items]
Sales of goods to related parties	94,624	32,613	87,663
Sales of services to related parties	3,751	2,948	4,010
Purchases of goods to related parties	17,711	20,150	35,153
Purchases of services to related parties	50,794	53,530	$ 78,805
Receivables from related parties	50,815	13,357
Payables to related parties	$ (14,475)	$ (12,708)